Supplement dated July 9, 2004*
                         to the following prospectuses:

Evergreen New Solutions Select Variable Annuity dated April 30, 2004 -- 45308 A Evergreen Pathways(SM) Select Variable Annuity dated April 30, 2004 -- 45309 A

The Variable Account and the Funds

The following FUND NAME and SUBADVISER changes are effective July 9, 2004:

From:

-------------------------------- ----------------------------------------------
Fund Name                        Investment Adviser
-------------------------------- ----------------------------------------------
AXP(R) Variable Portfolio -      American Express Financial Corp (AEFC),
Emerging Markets Fund            adviser;  American Express Asset Management
                                 International, Inc., a  wholly-owned
                                 subsidiary of AEFC, subadviser.
-------------------------------- ----------------------------------------------
AXP(R) Variable Portfolio -      AEFC, adviser; American Express Asset
International Fund               Management International, Inc., a
                                 wholly-owned subsidiary of AEFC, subadviser.
-------------------------------- ----------------------------------------------
To:

-------------------------------- ----------------------------------------------
Fund Name                        Investment Adviser
-------------------------------- ----------------------------------------------
AXP(R) Variable Portfolio -      AEFC, adviser; Threadneedle International
Threadneedle Emerging Markets    Limited (Threadneedle), an indirect
Fund                             wholly-owned subsidiary of AEFC.
-------------------------------- ----------------------------------------------
AXP(R) Variable Portfolio -      AEFC, adviser; Threadneedle, an indirect
Threadneedle International Fund  wholly-owned subsidiary of AEFC.
-------------------------------- ----------------------------------------------

AEFC serves as the investment manager to the Fund and is responsible for oversight of the Fund's investment process and for administration of the Fund. AEFC has entered into an agreement with Threadneedle, an indirect wholly-owned subsidiary of AEFC, to act as subadviser to the Fund.

Expense Summary

Examples

The Maximum Expenses table has been revised for each of the above-named variable annuities:

Maximum Expenses. These examples assume the most expensive combination of contract features and benefits and the maximum fees and expense of any of the funds. They assume that you select the MAV Death Benefit, the Income Assurer Benefit(SM) - Greater of MAV or 5% Accumulation Benefit Base and the Benefit Protector(SM) Plus. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Evergreen New Solutions Select Variable Annuity
                                                                                        If you do not withdraw your contract
                                                  If you withdraw your contract        or if you select an annuity payout plan
                                            at the end of the applicable time period: at the end of the applicable time period:
Nonqualified Annuity                        1 year    3 years   5 years   10 years        1 year   3 years   5 years   10 years
Seven-year withdrawal charge schedule       $1,520.39  $2,881.67 $4,270.74 $7,518.45      $720.39 $2,181.67  $3,670.74 $7,518.45
Five-year withdrawal charge schedule         1,540.89   2,839.18  3,959.75  7,660.91       740.89  2,239.18   3,759.75  7,660.91

Qualified Annuity                           1 year    3 years   5 years   10 years        1 year   3 years   5 years   10 years
Seven-year withdrawal charge schedule       $1,505.01  $2,838.39 $4,203.46 $7,409.50      $705.01 $2,138.39  $3,603.46 $7,409.50
Five-year withdrawal charge schedule         1,525.51   2,796.07  3,893.07  7,554.37       725.51  2,196.07   3,693.07  7,554.37

Evergreen Pathways(SM) Select Variable Annuity
                                                                                        If you do not withdraw your contract
                                                  If you withdraw your contract        or if you select an annuity payout plan
                                            at the end of the applicable time period: at the end of the applicable time period:
                                              1 year    3 years   5 years   10 years    1 year   3 years     5 years   10 years
Contract Option L                           $1,564.46  $3,005.00 $3,861.14 $7,820.84   $764.46  $2,305.00   $3,861.14  $7,820.84
Contract Option C                              770.92   2,322.97  3,888.73  7,863.93    770.92   2,322.97    3,888.73   7,863.93

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.


45308-4 A (7/04)

* Valid until next prospectus update.
Destroy May 1, 2005